Investments in Affiliates (Details Textual) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2016 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)
Investment in Affiliates (Textual)
Share of income of affiliates	¥ 48,293	$ 6,955	¥ 26,924	¥ 30,649
Share of other comprehensive income of affiliates, net of tax	¥ (37,911)		¥ 37,567
Teamhead Automobile [Member]
Investment in Affiliates (Textual)
Significant subsidiary test percentage	40.00%	40.00%	40.00%
Sincere Fame International [Member]
Investment in Affiliates (Textual)
Significant subsidiary test percentage	20.60%	20.60%	20.60%